Consolidated Statements of Financial Position - Parenthetical - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 31,476,425	$ 29,565,087
Preferred Stock, Par or Stated Value Per Share	$ 100	$ 100
Preferred Stock, Shares Authorized	6,000	6,000
Preferred Stock, Shares Outstanding	0	0
Voting Common Stock
Common Stock, Par or Stated Value Per Share	$ 100	$ 100
Common Stock, Shares Authorized	2,000	2,000
Common Stock, Shares, Outstanding	1,700	1,700
Nonvoting Common Stock
Common Stock, Par or Stated Value Per Share	$ 0	$ 0
Common Stock, Shares Authorized	198,000	198,000
Common Stock, Shares, Outstanding	168,300	168,300